Segment information - Depreciation and impairment of property and equipment and operating lease cost relating to land use rights by segments and others (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Segment Reporting Information [Line Items]
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	¥ 37,067	$ 5,374	¥ 29,260	¥ 26,640
Total segments
Segment Reporting Information [Line Items]
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	33,482		25,021	24,450
Total segments | Alibaba China E-commerce Group
Segment Reporting Information [Line Items]
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	94		155	532
Total segments | Alibaba International Digital Commerce Group
Segment Reporting Information [Line Items]
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	878		1,137	961
Total segments | Cloud intelligence group
Segment Reporting Information [Line Items]
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	28,921		15,911	14,335
Total segments | All others
Segment Reporting Information [Line Items]
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	¥ 3,589		¥ 7,818	¥ 8,622